Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deposits [Abstract]
Time deposits	¥ 2,315,820	¥ 2,073,007
Other deposits	309,736	376,805
Total	¥ 2,625,556	¥ 2,449,812